Investment Strategy - ARMOR Core Risk-Managed ETF	Feb. 17, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is actively managed and seeks to achieve its investment objective through allocations to unaffiliated exchange-traded funds (“ETFs”) that represent each equity sector, or one or more ETFs representing a portion of a sector, of the S&P 500 Index. The Fund may also make an additional allocation to non-risk assets, such as cash or cash equivalent securities, including U.S. Treasury securities, ETFs that invest in short duration U.S. Treasury securities (“U.S. Treasury ETFs”) and short duration fixed-income ETFs (together, the “Cash Allocation”), based on the Sub-Adviser’s evaluation of market characteristics. The Fund will maintain exposure to the ETFs that represent each of the eleven equity sectors, but may not always maintain exposure to the Cash Allocation. These eleven sectors of the S&P 500 Index include: communications services; consumer discretionary; consumer staples; energy; financials; health care; industrials; information technology; materials; real estate; and utilities. Components of the S&P 500 Index are subject to change and are not controlled by the Fund, Exchange Traded Concepts, LLC (the “Adviser”) or II Technology, LLC (the “Sub-Adviser”). The Fund will maintain exposure to all eleven sectors at all times in varying weights while dynamically managing total portfolio risk via its Cash Allocation.

The Sub-Adviser employs its proprietary Active Risk Management Overlay Regimen® (ARMOR™) to determine the Fund’s allocations among these ETFs. ARMOR is designed with two primary objectives: (1) to maximize diversification by systematically minimizing concentration risk across the portfolio’s underlying risk factors; and (2) to maintain overall portfolio volatility within a defined risk tolerance.

Based on ARMOR’s daily risk assessments, the Sub-Adviser adjusts sector ETF allocations as needed to balance the portfolio’s underlying risk exposures and adjusts the U.S. Treasury ETF allocations as needed to maintain the Fund’s targeted volatility profile, as determined through ARMOR’s proprietary mathematical process. The Cash Allocation may range from 0% to a substantial portion of the Fund’s assets. This allocation is increased when ARMOR’s risk assessments indicate that portfolio volatility exceeds the Sub-Adviser’s targeted volatility parameters and may be reduced to zero when volatility falls below those parameters. ARMOR is systematic, rules-based, and does not rely on discretionary forecasts of market direction.

The weighting that the Sub-Adviser allocates to any particular sector is based on the Sub-Adviser’s determination via ARMOR of the volatility of that sector based upon proprietary measurements of covariance and correlation across sectors. When the Sub-Adviser’s measurements of risk exceed defined tolerances, a portion of the assets may shift either among individual sector exposures or the aggregate sector exposure may shift to the Cash Allocation. When portfolio-level volatility is reduced the Sub-Adviser will reduce the Cash Allocation and reinvest in the sectors. There is no limitation on the Sub-Adviser’s ability to invest the Fund’s assets in the Cash Allocation. Other than the Cash Allocation, the Fund will not invest more than 25% in any individual sector and does not generally invest less than 5% in any individual sector. The Sub-Adviser will monitor the Fund’s portfolio on an ongoing basis and will rebalance as necessary to ensure that desired sector exposures and risk parameters are maintained.

There is no guarantee that the Fund will meet its investment objectives.